Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plan

10.	Employee Benefit Plan

We implemented a 401(k) retirement savings and profit sharing plan (the “Plan”) effective January 1, 1999. We may make discretionary annual contributions to the Plan, which is allocated to the profit sharing accounts based on the number of years of employee service and compensation. At the sole discretion of the Board of Directors, we may also match the participants’ contributions to the Plan. We made no discretionary or matching contributions to the Plan in 2018 or 2017.